Bank Loan - Current Portion (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Notes Payable / Bank Loan - Current Portion [Abstract]
Schedule of bank debt
	NBG	Credit Suisse
December 31, 2013	$23,237	$36,450
Additions	$-	$-
Payments	$(5,639)	$(21,450)
Debt forgiveness	$-	$(15,000)
December 31, 2014	$17,598	$-

NBG
December 31, 2014	$17,598
Additions	$-
Payments	$-
December 31, 2015	$17,598
Additions	$-
Payments	$-
December 31, 2016	$17,598

Schedule of repayment terms of the loan outstanding
Lender	Vessel	Remaining Repayment Terms

National Bank of Greece	M/V Free Neptune	The loan matured on December 16, 2016.